Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of the Reporting Date Warrant Liabilities (Details) - Warrant Liabilities [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	18,286,947	22,142,284
Warrant liabilities	€ 54,808,000	€ 119,581,000
Public warrants [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	5,047,695	7,187,281
Warrant liabilities	€ 5,112,000	€ 24,905,000
Private warrants [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	2,773,255	4,475,000
Warrant liabilities	€ 3,061,000	€ 15,826,000
Warrants relating to shareholder loans [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	8,638,713	10,480,003
Warrant liabilities	€ 35,376,000	€ 78,849,000
Warrants relating to convertible notes [Member]
Schedule of the Reporting Date Warrant Liabilities [Line Items]
No. of warrants issued	1,827,284
Warrant liabilities	€ 11,259,000